Leases (Table)	6 Months Ended
Jun. 30, 2025
Leases
Schedule of sublease obligations
Year ending December 31,
2025	$186,031
2026	242,211
2027	388,790
2028	407,405
Remaining	310,114
Total future lease payments	1,534,552
Less: Interest	(133,257)
Present value of lease liabilities	$1,401,295

Schedule of future amortization of the Company's ROU assets
Year ended December 31,
2025	$154,275
2026	314,154
2027	326,161
2028	340,709
Remaining	265,743
Total	$1,401,041